Summary of Significant Accounting Policies (Details)											6 Months Ended		24 Months Ended
	Jan. 13, 2025 USD ($)	Jan. 10, 2025 USD ($)	Dec. 19, 2024 EUR (€) shares	Nov. 26, 2024 shares	May 01, 2024 shares	Feb. 28, 2024 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Nov. 27, 2023 USD ($)	Jun. 06, 2022 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	May 07, 2024 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Initial tranche amount														$ 1,150,000
Convertible shares (in Shares) | shares					1,120,329
Drawn down Amount
Net proceeds atm facility						$ 6,398,264
Outstanding balance												$ 140,000
Percentage of share capital			50.00%
Payment received for agreement (in Euro) | €			€ 145,000
Equity line of credit		$ 25,000,000
Belike Nominees Pty Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Senior convertible notes									$ 20,000,000
P2X Spain Sociedad Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase warrant placement (in Shares) | shares			1,500
Payment received for agreement (in Euro) | €			€ 370,100
AT the Market Issuance Sales Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate offering price										$ 30,000,000
Nonadjusting Event Member [Member] | Belike Nominees Pty Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Drawn down Amount															$ 1,150,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase warrant placement (in Shares) | shares				3,818,969
Percentage of issued shares				19.99%
Converted shares (in Shares) | shares				41,713,270
Class A Ordinary Shares [Member] | AT the Market Issuance Sales Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Number of shares sold (in Shares) | shares							1,103,368	1,103,368				2,345,452
Net proceeds							€ 3,200,000	$ 3,300,000			€ 5,900,000	$ 6,400,000
Fee and commission expense							€ 100,000	$ 100,000			200,000	$ 200,000
Quality Industrial Corp., a Nevada corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of acquisition				69.36%
Quality Industrial Corp., a Nevada corporation [Member] | Series A Convertible Preferred Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase warrant placement (in Shares) | shares				4,171,327
Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase warrant placement (in Shares) | shares												208,582
Purchase warrant per share (in Dollars per share) | $ / shares												$ 0.0001
Placement note [member] | Macquarie Group [Member]
Summary of Significant Accounting Policies [Line Items]
Net proceeds											€ 800,000	$ 900,000
Purchase warrant placement (in Shares) | shares												89,792
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Senior convertible notes	$ 1,280,000
Percentage of issued shares				19.99%
Increase in sales													$ 3,500,000
Forecast [Member] | Series A Convertible Preferred Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase warrant placement (in Shares) | shares				4,171,327